Segment Reporting - Summary of Geographical Areas (Detail) $ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
Disclosure of geographical areas [line items]
Revenue		$ 499,280	$ 658,351	$ 664,120	$ 555,198
Non-current assets			74,378	79,570
Singapore [Member]
Disclosure of geographical areas [line items]
Revenue		89,634	118,192	143,137	143,989
Non-current assets			6,120	10,422
The Philippines [Member]
Disclosure of geographical areas [line items]
Revenue		125,989	166,129	165,004	144,313
Non-current assets			16,055	21,733
Malaysia [Member]
Disclosure of geographical areas [line items]
Revenue		153,454	202,345	201,226	145,184
Non-current assets			16,511	18,720
Thailand [Member]
Disclosure of geographical areas [line items]
Revenue		52,158	68,775	89,588	71,574
Non-current assets			14,175	8,742
Japan [Member]
Disclosure of geographical areas [line items]
Revenue		23,498	30,984	27,020	30,838
Non-current assets			3,032	2,705
China [Member]
Disclosure of geographical areas [line items]
Revenue		12,444	16,409	16,848	11,671
Non-current assets			213	1,133
Others [Member]
Disclosure of geographical areas [line items]
Revenue	[1]	$ 42,103	55,517	21,297	$ 7,629
Non-current assets	[1]		$ 18,272	$ 16,115

[1]	Comprises revenue from Australia, Brazil, Colombia, Hong Kong, India, Indonesia, Romania, Spain, South Korea, Taiwan, Türkiye and Vietnam.